Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
(4)	RESTRUCTURING

In accordance with the applicable guidance for Nonretirement Postemployment Benefits, we accounted for termination benefits and recognized liabilities when the loss was considered probable that employees were entitled to benefits and the amounts could be reasonably estimated.

We have incurred costs associated with involuntary termination benefits associated with our corporate-related initiatives, including our transition to a standalone entity and cost-saving opportunities associated with our Fit For Growth and Axalta Way initiatives. During the three and six months ended June 30, 2015, we incurred restructuring costs of $14.5 million and $16.7 million, respectively. During the three and six months ended June 30, 2014, we incurred restructuring costs of $1.3 million and $1.4 million, respectively. These amounts are recorded within selling, general and administrative expenses in the statements of operations. The payments associated with these actions are expected to be completed within 12 to 18 months from the balance sheet date.

The following table summarizes the activities related to the restructuring reserves and expenses from December 31, 2014 to June 30, 2015:

Restructuring Rollforward	2015 Activity
Balance at December 31, 2014	$48.5
Expense Recorded	16.7
Payments Made	(22.5)
Foreign Currency Changes	(4.1)

Balance at June 30, 2015	$38.6

(7)	RESTRUCTURING

Successor Periods

In accordance with the applicable guidance for Nonretirement Postemployment Benefits, we accounted for termination benefits and recognized liabilities when the loss was considered probable that employees were entitled to benefits and the amounts could be reasonably estimated.

Since the Acquisition date, we have incurred costs associated with involuntary termination benefits associated with corporate-related initiatives associated with our transition and cost-saving opportunities related to the separation from DuPont. During the Successor years ended December 31, 2014 and 2013 we incurred restructuring costs of $8.5 million and $120.7 million, respectively. These amounts are recorded within selling, general, and administrative expenses in the consolidated statements of operations. The payments associated with these actions are expected to be completed by December 2015.

The following tables summarize the activities related to the restructuring reserves, recorded within other accrued liabilities, and expenses for the Successor years ended December 31, 2013 and 2014:

2013 Activity
Balance at February 1, 2013 (At acquisition date)	$0.5
Expense recorded	120.7
Payments	(23.7)
Foreign currency translation	0.9

Balance at December 31, 2013	$98.4

2014 Activity
Balance at December 31, 2013	$98.4
Expense Recorded	8.5
Payments Made	(51.6)
Foreign Currency Changes	(6.8)

Balance at December 31, 2014	$48.5

Predecessor Periods

There was no expense recorded during the Predecessor periods January 1, 2013 through January 31, 2013 associated with restructuring. At December 31, 2012 of the Predecessor period, total liabilities relating to restructuring activities were $2.1 million. For the Predecessor year ended December 31, 2012 there were reductions in expense resulting from changes in estimates of $0.3 million.